THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)		March 31, 2024

			Percent
No. of			of Net
Shares	Security	Value	Assets
Common Stock — 97.83%
Advertising — 1.06%
19,000	DKSH Holding AG	1,294,160	1.06%
	An international marketing and services group. The company offers a comprehensive package of services that includes organizing and running the entire value chain for any product.
	(Cost $1,301,774)
		1,294,160	1.06%

Banks — 2.93%
116,000	UBS Group AG	3,572,599	2.93%
	Provides retail banking, corporate and institutional banking, wealth management, asset management and investment banking.
	(Cost $1,582,000)
		3,572,599	2.93%

Biotechnology — 3.14%
10,801	Bachem Holding AG	1,036,090	0.85%

Specializes in the development and manufacture of peptides and oligonucleotides. The company provides products for research, clinical development and commercial application to pharamceutical and biotechnology companies.

	(Cost $827,767)
4,650	Lonza Group AG	2,788,864	2.29%
	Produces organic fine chemicals, biocides, active ingredients, and biotechnology products.
	(Cost $2,620,486)
		3,824,954	3.14%

Building Materials — 2.58%
500	Forbo Holding AG	639,502	0.52%
	Produces floor coverings, adhesives and belts for conveying and power transmission.
	(Cost $753,949)
8,400	Sika AG	2,504,985	2.06%

Manufactures construction materials, producing concrete and mixtures, mortar, sealants and adhesives, tooling resins, anti-static industrial flooring, and acoustic materials. The company serves customers worldwide.

	(Cost $1,566,770)
		3,144,487	2.58%

Chemicals — 1.50%
410	Givaudan SA	1,828,089	1.50%
	Manufactures and markets fragrances and flavors from natural and synthetic ingredients. The Company sells its products to manufactures of perfumes, beverages, prepared foods, and consumer goods.
	(Cost $1,239,873)
		1,828,089	1.50%

Computers — 1.65%
18,000	Logitech International SA	1,613,945	1.32%

Engages in the development and marketing of hardware and software products that enable or enhance digital navigation, music and video entertainment, gaming, social networking and audio and video communication.

	(Cost $244,048)
22,000	SoftwareONE Holding AG	405,951	0.33%
	Provides IT services. The Company offers cloud computing, portfolio management, procurment, unified communication, and other related solutions.
	(Cost $400,813)
		2,019,896	1.65%

Diversified Financial Services — 3.36%
23,000	Julius Baer Group Ltd.	1,329,899	1.09%

Provides private banking services. The company advises on wealth management, financial planning and investments; offers mortgage and other lending, foreign exchange, securities trading, custody and execution services.

	(Cost $1,065,134)
5,500	Swissquote Group Holding SA	1,546,131	1.27%
	Through its subsidiaries, offers online financial services. The company operates an online trading system which offers customers real-time securities quotes on the Swiss Stock Exchange.
	(Cost $532,333)
10,030	VZ Holding AG	1,224,936	1.00%

Provides independent financial advice to private individuals and companies. The company consults on investment, tax and inheritance planning and provides advice regarding insurance products and coverage.

	(Cost $327,269)
		4,100,966	3.36%

Electric — 1.64%
13,000	BKW AG	1,997,557	1.64%

Provides energy supply services. The company focuses on the production, transportation, trading and sale of energy. In addition to energy supply, the company also develops, implements and operates energy solutions for its clients.

	(Cost $1,035,522)
		1,997,557	1.64%

Electronic Components & Equipment — 2.91%
35,500	ABB Ltd.	1,651,044	1.36%
	Provides power and automation technologies. The company operates under segments that include power products, power systems, automation products, process automation, and robotics.
	(Cost $716,887)
2,000	Comet Holding AG	697,679	0.57%
	Develops, produces, and distributes components and systems for x-ray tubes, vacuum condensers, and radio frequency, as well as other medical products.
	(Cost $402,700)
100,000	R&S Group Holding AG 2	1,199,068	0.98%
	Manufactures small and medium power and distribution transformers and other components in the utility, infrastructure, and industrial sectors.
	(Cost $1,137,204)
		3,547,791	2.91%

Food — 18.73%
1,317,302	Aryzta AG 2	2,394,164	1.96%

Produces and retails specialty bakery products. The Company produces French breads, pastries, continental breads, confections, artisan breads, homestyle lunches, viennoiserie, patisserie, cookies, pizza, appetizers, and sweet baked goods.

	(Cost $1,411,109)
900	Barry Callebaut AG	1,307,983	1.07%
	Manufactures cocoa and chocolate products. The Company markets to industrial food manufacturers, chocolatiers, pastry chefs, bakers, and retailers globally.
	(Cost $1,669,891)
180,000	Nestle SA	19,135,117	15.70%
	One of the world's largest food and beverage processing companies.
	(Cost $11,068,564)
		22,837,264	18.73%

Health Care — 2.57%
77,000	Sandoz Group AG	2,326,157	1.91%
	Manufactures and distributes generic and biosimilar medicines for the treatment of patients with diseases such as cancer, diabetes, and arthritis.
	(Cost $1,795,458)
2,000	Ypsomed Holding AG	800,489	0.66%
	Develops and manufactures custom-made injection systems for pharmaceutical and bio-technology companies.
	(Cost $583,146)
		3,126,646	2.57%

Healthcare-Products — 7.39%
30,000	Alcon, Inc.	2,489,397	2.04%
	Manufactures eye care products. The company produces and markets vitreoretinal and cataract surgery, contact lenses, and refractive technology products.
	(Cost $1,979,844)
8,500	Medacta Group SA	1,155,102	0.95%
	Produces and distributes medical devices. The company develops, manufactures, and distributes orthopedic and neurosurgical medical devices.
	(Cost $940,840)
6,848	SKAN Group AG	647,013	0.53%
	Provides health care supplies. The Company offers isolators, cleanroom devices, and decontamination processes for the aseptic production of the biopharmaceutical products.
	(Cost $530,142)
3,000	Sonova Holding AG	869,657	0.71%
	Designs and produces wireless analog and digital in-the-ear and behind-the-ear hearing aids and miniaturized voice communications systems.
	(Cost $457,261)
221,085	Spineart SA 1,2	1,443,299	1.18%
	Designs and markets an innovative full range of spine products, including fusion and motion preservation devices, focusing on easy to implant high-end products to simplify the surgical act.
	(Cost $1,554,486)
5,800	Tecan Group AG	2,407,061	1.98%
	Manufactures and distributes laboratory automation components and systems. The products are mainly used by research and diagnostic laboratories.
	(Cost $815,502)
		9,011,529	7.39%

Healthcare - Services — 0.77%
11,300	Galenica AG	943,444	0.77%
	Retails pharmaceutical products, and services customers in Switzerland. The Company offers health, beauty, and related products and services.
	(Cost $902,693)
		943,444	0.77%

Industrials — 1.35%
1,252	Belimo Holding AG	614,671	0.50%
	Manufactures heating, ventilation and air conditioning equipment.
	(Cost $144,479)
234,000	OC Oerlikon Corp. AG	1,031,918	0.85%
	Manufactures industrial equipment. The Company produces protective coatings for precision tools and components, equipment for textile production, and propulsion technology drive systems.
	(Cost $2,574,223)
		1,646,589	1.35%

Insurance — 8.41%
12,000	Baloise Holding AG	1,882,536	1.54%
	Offers group and individual life, health, accident, liability property, and transportation insurance to customers in Europe. The Company also offers private banking and asset management services.
	(Cost $1,807,178)
6,700	Helvetia Holding AG	924,625	0.76%

Provides a broad range of life, casualty, liability, accident and transportation insurance in Switzerland and in other European countries. The Company insures individuals, property such as vehicles and buildings, and consumer goods and personal belongings

	(Cost $579,944)
2,910	Swiss Life Holding AG	2,042,525	1.68%
	Provides life insurance and institutional investment management.
	(Cost $666,355)
10,000	Zurich Insurance Group AG	5,399,134	4.43%

Provides insurance-based financial services. The company offers general and life insurance products and services for individuals, small businesses, commercial enterprises, mid-sized and large corporations, and multinational companies.

	(Cost $3,218,937)
		10,248,820	8.41%

Machinery-Diversified — 0.85%
27,600	Accelleron Industries AG	1,035,115	0.85%

Develops, produces, and services turbochargers and large turbocharging components. The Company offers turbocharging technologies and optimization solutions for engines thereby reducing the environmental impact with less fuel emissions.

	(Cost $489,575)
		1,035,115	0.85%

Metal Fabricate/Hardware — 1.26%
11,700	SFS Group AG	1,540,602	1.26%
	Provides automotive products, building and electronic components, flat roofing and solar fastening systems. The company operates production facilities in Asia, Europe and North America.
	(Cost $801,990)
		1,540,602	1.26%

Packaging & Containers — 1.77%
97,000	SIG Combibloc Group AG	2,153,880	1.77%
	The company, through its subsidiaries, manufactures and produces bottling machines and systems for the food and beverage industries. The company serves customers worldwide.
	(Cost $1,384,254)
		2,153,880	1.77%

Pharmaceuticals — 22.19%
24,547	Galderma Group AG 2	1,726,493	1.42%

Delivers scirnce-based portfolio of brands and services that span the full spectrum of self-care dermatology market through injectable aesteticss, dermatological skincare, and therapeutic dermatology. The company serves customerss worldwide..

	(Cost $1,446,751)
142,229	Novartis AG	13,796,545	11.32%
	One of the leading manufacturers of branded and generic pharmaceutical products.
	(Cost $6,989,680)
45,177	Roche Holding AG	11,521,213	9.45%

Develops and manufactures pharmaceutical and diagnostic products. Produces prescription drugs to treat cardiovascular, infectious and autoimmune diseases and for other areas including dermatology and oncology.

	(Cost $8,109,729)
		27,044,251	22.19%

Private Equity — 2.87%
2,450	Partners Group Holding AG	3,503,497	2.87%

A global private markets investment management firm with investment programs under management in private equity, private real estate, private infrastructure and private debt. The firm manages a broad range of customized portfolios for an international clientele of institutional investors. Partners Group is headquartered in Zug, Switzerland.

	(Cost $1,917,144)
		3,503,497	2.87%

Retail — 7.00%
44,000	Cie Financiere Richemont SA	6,716,998	5.51%
	Manufactures and retails luxury goods. Produces jewelry, watches, leather goods, writing instruments and men’s and women’s wear.
	(Cost $3,421,020)
40,000	Swatch Group AG - Registered Shares	1,816,365	1.49%
	Manufactures finished watches, movements and components. Produces components necessary to its various watch brand companies. The company also operates retail boutiques.
	(Cost $2,466,618)
		8,533,363	7.00%

Semiconductors — 0.59%
622,500	ams-OSRAM AG 2	723,958	0.59%
	Designs and manufactures advanced sensor solutions. The company also delivers a broad range of technology solutions for consumer electronics and communication device manufactures.
	(Cost $2,043,636)
		723,958	0.59%

Transportation — 1.31%
5,720	Kuehne + Nagel International AG	1,594,005	1.31%
	Transports freight worldwide. The company operates sea, land, and rail freight transportation businesses and warehousing and distribution facilities.
	(Cost $1,558,223)
		1,594,005	1.31%

	Total Common Stock
	(Cost $79,083,201)	119,273,462	97.83%

Preferred Stock — 0.01%
Industrial Goods & Services — 0.01%
500,863	SelFrag AG Class A [1,2,3]	4,838	0.01%
	Designs, manufactures and sells industrial machines and processes using selective fragmentation technology.
	(Cost $1,932,198)
		4,838	0.01%

	Total Preferred Stock
	(Cost $1,932,198)	4,838	0.01%

Limited Partnership — 0.67%
Biotechnology — 0.67%
3,294,705	Aravis Biotech II, Limited Partnership [1,2]	820,428	0.67%
	Makes early stage venture investments in the biotechnology & pharmaceuticals industry.
	(Cost $213,885)
		820,428	0.67%

	Total Limited Partnership
	(Cost $213,885)	820,428	0.67%

Short-Term Investment — 0.31%
382,172	U.S. Bank Money Market Deposit Account, 1.55%	382,172	0.31%

	(Cost $382,172)
		382,172	0.31%

	Total Short-Term Investment
	(Cost $382,172)	382,172	0.31%

	Total Investments [5]
	(Cost $81,611,456)	120,480,900	98.82%

	Other Assets Less Liabilities [5]	1,425,479	1.18%
	Net Assets	$121,906,379	100.00%

Net Asset Value Per Share:
($121,906,379 ÷ 12,990,705 shares outstanding, $0.001 par value: 50 million shares authorized)	$9.38

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry		March 31, 2024
(continued)

[1] Non-income producing security.
[2] Value determined using significant unobservable inputs.
[3] Illiquid. There is not a public market for these securities in the United States or in any foreign jurisdiction, including Switzerland. Securities are priced at Fair Value in accordance with the Fund's valuation policy and procedures. At the end of the period, the aggregate Fair Value of these securities amounted to $1,448,137 or 1.19% of the Fund's net assets. Additional information on these securities is as follows:

Security	Acquisition Date	Cost
Aravis Biotech II, Limited Partnership	July 31, 2007 – May 29, 2018	$213,885
SelFrag AG – Class A – Preferred Shares	December 15, 2011 – January 28, 2014	1,932,198
Spineart SA – Common Shares	December 22, 2010 - December 20, 2020	1,554,486
		$3,700,569

[4] Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company's outstanding voting securities or an equivalent interest in the company. Details related to affiliated company holdings are as follows:

	Value	Gross	Gross	Corporate	Realized	Unrealized	Interest	Value
Name of Issuer	as of 12/31/23	Additions	Reductions	Actions	Gain/(Loss)	Gain/(Loss)	Income	as of 3/31/24
Aravis Biotech II, Limited Partnership	$997,278	$-	$-	$-	$-	$(176,850)	$-	$820,428
	$997,278	$-	$-	$-	$-	$(176,850)	$-	$820,428

[5] All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with U.S. Bank, National Association.

See Notes to Schedule of Investments

PORTFOLIO HOLDINGS
% of Net Assets as of March 31, 2024
Pharmaceuticals	22.19%
Food	18.73%
Insurance	8.41%
Healthcare-Products	7.39%
Retail	7.00%
Diversified Financial Services	3.36%
Biotechnology	3.14%
Banks	2.93%
Electronic Components & Equipment	2.91%
Private Equity	2.87%
Building Materials	2.58%
Health Care	2.57%
Packaging & Containers	1.77%
Computers	1.65%
Electric	1.64%
Chemicals	1.50%
Industrials	1.35%
Transportation	1.31%
Metal Fabricate/Hardware	1.26%
Advertising	1.06%
Machinery-Diversified	0.85%
Healthcare - Services	0.77%
Biotechnology	0.67%
Semiconductors	0.59%
Short-Term Investment	0.31%
Industrial Goods & Services	0.01%
Other Assets Less Liabilities	1.18%
100%

TOP 10 PORTFOLIO HOLDINGS
% of Net Assets as of March 31, 2024
Nestle SA	15.70%
Novartis AG	11.32%
Roche Holding AG	9.45%
Cie Financiere Richemont SA	5.51%
ZURICH INSURANCE GROUP AG	4.43%
UBS Group AG	2.93%
Partners Group Holding AG	2.87%
Lonza Group AG	2.29%
Sika AG	2.06%
Alcon Inc	2.04%

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited)

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical assets and liabilities
Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

TOPIC 820 TABLE

Investments in Securities*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV**	Total
Common Stock	$117,830,163	$-	$1,443,299	$-	$119,273,462
Preferred Stock	-	-	4,838	-	4,838
Limited Partnership	-	-	-	820,428	820,428
Short Term Investment	382,172	-	-	-	382,172
Total Investments in Securities	$118,212,335	$-	$1,448,137	$820,428	$120,480,900

*	Please see the Schedule of Investments for industry classifications.
**
As of March 31, 2024, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with ASU 2015-07. The fair value amount presented in this table is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the schedule of investments

The Fund values its investment in a private equity limited partnership in accordance with Accounting Standards Codification 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASC 820-10-35”). ASC 820-10-35 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the NAV of the investment is not as of the Fund’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. Inputs and valuation techniques for these adjustments may include fair valuations of the partnership and its portfolio holdings provided by the partnership’s general partner or manager, other available information about the partnership’s portfolio holdings, values obtained on redemption from other limited partners, discussions with the partnership’s general partner or manager and/or other limited partners and comparisons of previously-obtained estimates to the partnership’s audited financial statements. In using the unadjusted NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered. Attributes of those investments include the investment strategies of the privately held companies and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Level 3 securities, which are listed in Note 3 to the Schedule of Investments, consist of the Fund’s investments in privately-held companies.

Inputs and valuation techniques used by the Fund to value its Level 3 investments in privately-held companies may include the following: acquisition cost; fundamental analytical data; discounted cash flow analysis; nature and duration of restrictions on disposition of the investment; public trading of similar securities of similar issuers; economic outlook and condition of the industry in which the issuer participates; financial condition of the issuer; and the issuer’s prospects, including any recent or potential management or capital structure changes. Although these valuation inputs may be observable in the marketplace as is characteristic of Level 2 investments, the privately-held companies, categorized as Level 3 investments, generally are highly illiquid in terms of resale.

When valuing Level 3 investments, management also may consider potential events that could have a material impact on the operations of a privately-held company. Not all of these factors may be considered or available, and other relevant factors may be considered on an investment-by-investment basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

LEVEL 3 ROLLFORWARD TABLE

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2023	$1,341,160	$5,177	$1,346,338
Change in Unrealized Appreciation/Depreciation (a)	3,109,187	(339)	3,108,848
Net Realized Gain (Loss)	(3,005,586)	-	(3,005,586)
Gross Purchases	-	-	-
Gross Sales	(1,462)	-	(1,462)
Transfer out of Level 3	-	-	-
Balance as of March 31, 2024	$1,443,299	$4,838	$1,448,137
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2024	3,109,187	(339)	3,108,848
(a)	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on March 31, 2024.